CASH FLOW STATEMENTS - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Cash flows from operating activities
Interest received	$ 41,970	$ 22,423	$ 22,430
Interest paid	(22,654)	(5,091)	(5,677)
Dividends received excluding life business	1	4	4
Other non-interest income received	3,567	4,208	3,340
Operating expenses paid	(9,856)	(9,724)	(10,941)
Income tax paid excluding life business	(2,439)	(2,278)	(2,639)
Life business:
Receipts from policyholders and customers		845	976
Interest and other items of similar nature		1	22
Dividends received		25	12
Payments to policyholders and suppliers		(619)	(1,168)
Income tax paid		(65)	(49)
Cash flows from operating activities before changes in operating assets and liabilities	10,589	9,729	6,310
Net (increase)/decrease in:
Collateral paid	1,545	(1,524)	305
Trading securities and financial assets measured at FVIS	(4,524)	(3,750)	19,316
Derivative financial instruments	4,082	2,451	(2,420)
Loans	(27,270)	(36,345)	(15,098)
Other financial assets	128	279	(274)
Life insurance assets and liabilities		266	(593)
Other assets	8	20	6
Net increase/(decrease) in:
Collateral received	(2,888)	3,643	93
Deposits and other borrowings	24,692	35,054	33,737
Other financial liabilities	(17,146)	7,120	9,036
Other liabilities	(12)	11	(8)
Net cash provided by/(used in) operating activities	(10,796)	16,954	50,410
Cash flows from investing activities
Proceeds from investment securities	36,480	36,022	34,066
Purchase of investment securities	(33,753)	(34,076)	(28,840)
Proceeds from disposal of controlled entities and other businesses, net of cash disposed	293	2,115	1,272
Purchase of controlled entities		(14)
Proceeds from disposal of associates			45
Purchase of associates	(1)		(8)
Proceeds from disposal of property and equipment	72	25	62
Purchase of property and equipment	(238)	(166)	(234)
Purchase of intangible assets	(1,141)	(1,099)	(740)
Net cash provided by/(used in) investing activities	1,712	2,807	5,623
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	70,974	73,309	46,799
Redemption of debt issues	(62,596)	(55,899)	(65,272)
Payments for the principal portion of lease liabilities	(401)	(427)	(507)
Issue of loan capital (net of issue costs)	3,453	6,527	7,628
Redemption of loan capital	(1,171)	(2,344)	(1,548)
Payment for off-market share buy-back		(3,503)
Proceeds from dividend reinvestment plan underwrite			719
Purchase of shares relating to share-based payment arrangements	(32)	(33)	(28)
Purchase of treasury shares (including RSP and EIP restricted shares)	(47)	(49)	(43)
Payment of dividends	(4,504)	(4,337)	(2,846)
Dividends paid to NCI	(21)	(5)	(2)
Net cash provided by/(used in) financing activities	5,655	13,239	(15,100)
Net increase/(decrease) in cash and balances with central banks	(3,429)	33,000	40,933
Effect of exchange rate changes on cash and balances with central banks	694	897	298
Net (increase)/decrease in cash and balances with central banks included in assets held for sale		7	(7)
Cash and balances with central banks as at beginning of year	105,257	71,353	30,129
Cash and balances with central banks as at end of year	102,522	105,257	71,353
Parent Entity
Cash flows from operating activities
Interest received	38,311	19,887
Interest paid	(22,634)	(5,488)
Dividends received excluding life business	1,051	1,569
Other non-interest income received	3,301	4,061
Operating expenses paid	(8,762)	(8,548)
Income tax paid excluding life business	(2,141)	(2,050)
Life business:
Cash flows from operating activities before changes in operating assets and liabilities	9,126	9,431
Net (increase)/decrease in:
Collateral paid	1,537	(1,658)
Trading securities and financial assets measured at FVIS	(4,162)	(3,890)
Derivative financial instruments	4,414	380
Loans	(25,080)	(32,696)
Other financial assets	94	(186)
Other assets	11	37
Net increase/(decrease) in:
Collateral received	(3,092)	3,744
Deposits and other borrowings	23,347	33,586
Other financial liabilities	(18,117)	5,939
Other liabilities	(3)	41
Net cash provided by/(used in) operating activities	(11,925)	14,728
Cash flows from investing activities
Proceeds from investment securities	33,383	34,383
Purchase of investment securities	(29,406)	(31,179)
Net movement in amounts due to/from controlled entities	(625)	1,589
Proceeds from disposal of controlled entities and other businesses, net of cash disposed		1,013
Purchase of controlled entities		(14)
Net (increase)/decrease in investments in controlled entities	640	1,555
Proceeds from disposal of property and equipment	71	14
Purchase of property and equipment	(165)	(129)
Purchase of intangible assets	(952)	(938)
Net cash provided by/(used in) investing activities	2,946	6,294
Cash flows from financing activities
Proceeds from debt issues (net of issue costs)	62,992	58,657
Redemption of debt issues	(52,671)	(44,222)
Payments for the principal portion of lease liabilities	(358)	(401)
Issue of loan capital (net of issue costs)	2,894	6,007
Redemption of loan capital	(1,171)	(2,344)
Payment for off-market share buy-back		(3,503)
Purchase of shares relating to share-based payment arrangements	(32)	(33)
Purchase of treasury shares (including RSP and EIP restricted shares)	(47)	(49)
Payment of dividends	(4,504)	(4,337)
Net cash provided by/(used in) financing activities	7,103	9,775
Net increase/(decrease) in cash and balances with central banks	(1,876)	30,797
Effect of exchange rate changes on cash and balances with central banks	160	1,631
Cash and balances with central banks as at beginning of year	95,182	62,754
Cash and balances with central banks as at end of year	$ 93,466	$ 95,182	$ 62,754